financing costs	6 Months Ended
Jun. 30, 2024
financing costs
financing costs
9	financing costs

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Interest expense
Long-term debt, excluding lease liabilities – gross	$298	$270	$595	$533
Long-term debt, excluding lease liabilities – capitalized [1]	(4)	(1)	(4)	(3)
Long-term debt, excluding lease liabilities	294	269	591	530
Lease liabilities (Note 19)	40	31	80	59
Short-term borrowings and other	9	9	10	12
Accretion on provisions (Note 25)	7	7	15	15
	350	316	696	616
Employee defined benefit plans net interest (Note 15)	2	2	4	4
Foreign exchange	3	—	(6)	4
Unrealized changes in virtual power purchase agreements forward element	37	7	103	26
	392	325	797	650
Interest income	(10)	(2)	(21)	(7)
	$382	$323	$776	$643
Net interest cost (Note 3)			$673	$616
Interest expense on long-term debt, excluding lease liabilities – capitalized [1]			(4)	(3)
Employee defined benefit plans net interest			4	4
Unrealized changes in virtual power purchase agreements forward element			103	26
			$776	$643

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 5.3% (2023 - 3.1%) was capitalized to intangible assets with indefinite lives during the period.